Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Accounting Policies [Abstract]
Accounting Principles	3. Significant Accounting Policies The significant accounting policies of the Company are consistent with those of our audited financial statements on Form 10-K for the year ended August 31, 2019.
a) Accounting Principles

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles of the United States of America. All amounts, unless otherwise stated, are in United States dollars.

Revenue Recognition
b) Revenue Recognition

Product Revenue

Revenue from the sale of products is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured, which typically occurs upon shipment. The Company reports its sales net of the amount of actual sales returns. Sales tax collected from customers is excluded from net sales.

Licensing Revenue from Intellectual Property

We recognize revenue for License fees at a point in time following the transfer of our intellectual property, our patented lipid nutrient infusion technology DehydraTECH™ for infusing Active Pharmaceutical Ingredients, to the licensee, which typically occurs on delivery of documentation.

Usage Fees from Intellectual Property

We recognize revenue for Usage fees when usage of our DehydraTECH intellectual property occurs by licensees infusing an Active Pharmaceutical Ingredient into one or more of their product lines for sale.

Inventory and Cost of Sales
c) Inventory and Cost of Sales

The Company’s inventory consists of finished goods, work in progress, and raw materials. In all classes, inventory is valued at the lower of cost or market. Cost is determined on a first-in, first-out basis.

Cost of sales includes all expenditures incurred in bringing the goods to the point of sale. Inventory costs and costs of sales include direct costs of the raw material, inbound freight charges, warehousing costs, handling costs (receiving and purchasing) and utilities and overhead expenses related to the Company’s manufacturing and processing facilities.

Cash and Cash Equivalents
d) Cash and Cash Equivalents

Cash equivalents comprise certain highly liquid instruments with a maturity of three months or less when purchased. As of August 31, 2019, and August 31, 2018, the Company held cash only.

Equipment
e) Equipment

Equipment is stated at cost less accumulated depreciation and impairment, and depreciated using the straight-line method over their useful lives or by units of production.

Patents
f) Patents

Capitalized patent costs represent legal costs incurred to establish patents. When patents reach a mature stage, any associated legal costs are comprised mostly of maintenance fees and are expensed as incurred. Capitalized patent costs are amortized on a straight-line basis over the remaining life of the patent. The Company was granted its first patent on October 25, 2016, with a legal life of 20 years. Additional patent information is in Note 9.

Stock-Based Compensation
g) Stock-Based Compensation

The Company accounts for its stock-based compensation awards in accordance with ASC Topic 718, Compensation—Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments to employees, including grants of employee stock options, to be recognized as expenses in the statements of operations based on their grant date fair values. For stock options granted to employees and to members of the Board of Directors for their services on the Board of Directors, the Company estimates the grant date fair value of each option award using the Black-Scholes option-pricing model. The use of the Black-Scholes option-pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates and expected dividend yields of the common stock.

Stock-based payments issued to non-employees are recorded at their fair values and are periodically revalued as the equity instruments vest and are recognized as expense over the related service period in accordance with the provisions of ASC 718 and ASC Topic 505, Equity. For equity instruments granted to non-employees, the Company recognizes stock-based compensation expense on vesting.

Loss Per Share

h) Loss Per Share

The Company applies the guidance in ASC 260 Earnings Per Share. Loss per share is computed using the weighted average number of shares outstanding during the period. Diluted loss per share is equivalent to basic loss per share because the potential exercise of the equity-based financial instruments was anti-dilutive.

Foreign Currency Translation
i) Foreign Currency Translation

The Company s operations are located in the United States of America and Canada, and it has offices in Canada. The Company maintains its accounting records in U.S. Dollars, as follows:

At the transaction date, each asset, liability, revenue and expense that was acquired or incurred in a foreign currency is translated into U.S. dollars by using the exchange rate in effect at that date. At the period end, monetary assets and liabilities are translated at the exchange rate in effect at that date. The resulting foreign exchange gains and losses are included in profit or loss.

Financial Instruments
j) Financial Instruments

ASC 820 Fair Value Measurements and Disclosures, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities;

Level 2 - Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and

Level 3 - Unobservable inputs that are supported by little or no market activity, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

The Company s financial instruments consist primarily of cash, marketable securities, accounts receivable, accounts payable and accrued liabilities, and due to related parties. The carrying amounts of cash, accounts and other receivable, accounts payable and accrued liabilities, and due to related parties approximate their fair values due to their short maturities or quoted market prices.

The Company is located in Canada, which results in exposure to market risks from changes in foreign currency rates. The foreign currency exchange risk is the financial risk to the Company’s operations that arise from fluctuations in foreign exchange rates and the degree of volatility of these rates. Currently, the Company does not use derivative instruments to reduce its exposure to foreign currency risk as the Company does not hold a significant position in foreign currencies, such as the Canadian dollar, and the impact of a change in a few basis points for USD/CAD is not expected to be material.

Income Taxes
k) Income Taxes

The Company applies the guidance in ASC 740, Income Taxes, which requires the Company to recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the year in which the differences are expected to reverse.

Impairment of Long-Lived Assets
l) Impairment of Long-Lived Assets

Long-lived assets, including equipment, and intangible assets, such as the Company s patents, are assessed for potential impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. An impairment loss is recognized when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of the long-lived asset exceeds its fair value and is recorded as a reduction in the carrying value of the related asset and a charge to the profit or loss. Intangible assets with indefinite lives are tested for impairment annually and in interim periods if certain events occur indicating that the carrying value of the intangible assets may be impaired.

Comprehensive Income
m) Comprehensive Income

The Company applies ASC 220, Comprehensive Income, which establishes standards for reporting and presentation of comprehensive income, its components and accumulated balances. The Company discloses this information on its Statement of Stockholders Equity. Comprehensive income comprises equity changes except those transactions resulting from investments by owners and distributions to owners.

Credit Risk and Receivable Concentration
n) Credit Risk and Receivable Concentration

The Company places its cash with a high credit quality financial institution. As of August 31, 2019, the Company had approximately $1,285,147 in the bank (August 31, 2018: $1,727,184).

As at August 31, 2019 we had $106,000 (2018 $199,375) in Intellectual Property Territory License fees receivable (Note 7) consisting of amounts due from three licensees (2018 three). These receivable amounts are based on contractual terms for payments that are payable within twelve months of signing the definitive agreements or routine IP Usage Fees. To date these licensees have performed all of their required obligations. The Company incurred $75,000 in bad debt in fiscal 2019.

As at August 31, 2019, the Company had $161,418 (2018 - $61,176) in sales tax receivable (Note 6). The Company considers its credit risk to be low for such receivables.

Commitments and Contingencies
o) Commitments and Contingencies

In accordance with ASC 450-20, Accounting for Contingencies, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. In the event that estimates or assumptions prove to differ from actual results, adjustments are made in subsequent periods to reflect more current information. Historically, the Company has not experienced any material claims.

Research and Development
p) Research and Development

Research and development costs are expensed as incurred.

New Accounting Pronouncements, Policy [Policy Text Block]

6.         Recent Accounting Guidance

In February 2016 FASB issued ASU No. 201602, Leases (Topic 842) which supersedes FASB ASC Topic 840, Leases (Topic 840) and provides principles for the recognition, measurement, presentation, and disclosure of leases for both lessees and the lessors. The new standard requires the lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. The classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than twelve months regardless of classification. Leases with a term of twelve months or less will be accounted for similar to existing guidance for operating leases. In November 2019 FASB issued ASU No 201910 revised the effective date based on updated criteria with the effective date for fiscal years beginning after December 15, 2020. The Company is assessing the impact on its consolidated financial statements.

In June 2016, the FASB issued a new standard to replace the incurred loss impairment methodology in current U.S. GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. For trade and other receivables, loans and other financial instruments, the Company will be required to use a forward-looking expected loss model rather than the incurred loss model for recognizing credit losses which reflects losses that are probable. Credit losses relating to available for sale debt securities will also be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. In November 2019 FASB issued ASU No 201910 revised the effective date based on updated criteria with the effective date for fiscal years beginning after December 15, 2022. Application of the amendments is through a cumulative effect adjustment to deficit as of the effective date. The Company is currently assessing the impact of the standard on its consolidated financial statements.

In February 2018, the FASB issued ASU No. 201802, Income Statement–Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act enacted by the U.S. federal government on December 22, 2017 (the “2017 Tax Act”). Consequently, the amendments eliminate the stranded tax effects resulting from the 2017 Tax Act and will improve the usefulness of information reported to financial statement users. The amendments in this ASU are effective for all entities for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period, (1) for public business entities for reporting periods for which financial statements have not yet been issued and (2) for all other entities for reporting periods for which financial statements have not yet been made available for issuance. The Company adopted the ASU on September 1, 2019 for a $NIL effect.

In June 2018, the FASB issued ASU No. 201807, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share Based Payment Accounting. This is a simplification that involves several aspects of accounting for nonemployee share-based payments resulting from expanding the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. The Company adopted the ASU on September 1, 2019 for a $NIL effect.